Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 7,670,556		$ 7,720,556
Allowance and recovery credit losses		$ 50,000
Impairment loss
Advertising and promotion expense
Employee benefit	$ 27,155	8,562
Operating lease, term of contract	1 year			1 year	1 year
Goodwill impairment loss			$ 41,366,680
Cash and cash equivalents	782,677	95,982
Insurance coverage limit	250,000
Amount not covered by issuance	$ 686,061
Reportable segment (in Segment) | Segment	1
Operating expense	$ 2,060,166	$ 733,457
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	24.00%	69.20%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	46.20%		76.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	19.60%	18.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	23.60%		16.50%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	17.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	11.60%
Vendor One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	100.00%	75.90%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk		18.10%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 70,235			¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance coverage limit	$ 64,356				$ 500,000
We Healthy [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interest	49.00%			49.00%	49.00%